Assets and Liabilities Measured At Fair Value on a Nonrecurring Basis (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-lived assets impairments, Amounts included in earnings	¥ (14,494)	¥ (59,583)
Amounts included in earnings	102,722	(17,271)
Level 3 | Assets Impairment [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-lived assets impairments, Estimated fair value	3,935	8,292
Sony Ericsson
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Remeasurement of previously owned equity interest in Sony Ericsson, Amounts included in earnings		102,331
Sony Ericsson | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Remeasurement of previously owned equity interest in Sony Ericsson, Estimated fair value		71,449
S-LCD
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
S-LCD impairment, Amounts included in earnings		(60,019)
S-LCD | Level 3 | Other Than Temporary Impairment Charge [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity method investment, Estimated fair value		71,662
M3, Inc.
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Remeasurement of retained investment in M3, Amounts included in earnings	117,216
M3, Inc. | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity method investment, Estimated fair value	¥ 128,289